PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 4,494,640		¥ 3,245,944		$ 645,614
Less: accumulated depreciation	(1,555,261)		(1,181,287)		(223,399)
Property and equipment, net, Total	2,939,379		2,064,657		422,215
Financial leased assets
Depreciation expense including assets under capital leases	465,874	$ 66,919	437,139	¥ 347,567
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,571,548		1,794,624		369,380
Financial leased assets
Finance leased assets, gross	30,462		29,167		4,376
Finance leased assets, accumulated depreciation	22,566		19,176		3,241
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,192,607		952,789		171,307
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	5,264		5,410		756
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 725,221		¥ 493,121		$ 104,171